GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 16:	GEOGRAPHIC INFORMATION

a.
The Company operates in a single reportable segment as a provider of software solutions. See Note 1 for a brief description of the Company's business. The data below is presented in accordance with ASC 280, "Segment Reporting".

b.	Geographic information:
The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company's revenues during the years ended December 31, 2015, 2016 and 2017.

		Year ended December 31,
		2015	2016	2017
1.	Revenues:

	North America*	$61,332	$74,455	$109,560
	Europe**	98,405	107,134	120,926
	Asia Pacific	20,512	30,223	18,059
	South Africa	5,387	4,378	20,649

		$185,636	$216,190	$269,194

*
Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $471, $854 and $1,056 of revenues derived from Canada in the years ended December 31, 2015, 2016 and 2017, respectively.

**	Revenue amounts for Europe that are shown in the above table including UK, Europe and Israel.

		December 31,
		2016	2017
2.	Property and equipment:

	Israel	$5,987	$5,957
	North America	2,136	2,913
	Others	1,684	1,825

		$9,807	$10,695

c.	Major customer data:

The following table sets forth revenues from major customers during the years ended December 31, 2015, 2016 and 2017.

	Year ended December 31,
	2015	2016	2017

Customer A	12%	14%	2%